Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended	132 Months Ended
	Apr. 30, 2025	Apr. 30, 2015	Apr. 30, 2016	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025
Columbia U.S. Treasury Index Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Accumulated Value		$ 10,000	$ 10,238	$ 10,142	$ 10,006	$ 10,438	$ 11,887	$ 11,332	$ 10,478	$ 10,346	$ 10,035	$ 10,763
Columbia U.S. Treasury Index Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Accumulated Value		10,000	10,254	10,172	10,051	10,510	11,976	11,444	10,588	10,481	10,171	10,937
Columbia U.S. Treasury Index Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Accumulated Value		10,000	10,254	10,172	10,050	10,500	11,968	11,435	10,587	10,479	10,168	10,934
Columbia U.S. Treasury Index Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Accumulated Value		10,000	10,254	10,171	10,042	10,500	11,967	11,430	10,580	10,474	10,168	10,920
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000	10,272	10,357	10,324	10,870	12,049	12,017	10,994	10,947	10,786	11,651
FTSE USBIG Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE USBIG Treasury Index
Accumulated Value		$ 10,000	$ 10,277	$ 10,213	$ 10,106	$ 10,584	$ 12,087	$ 11,563	$ 10,736	$ 10,625	$ 10,332	$ 11,124